Pioneer High Yield Fund
Schedule of Investments  |  July 31, 2022

A: TAHYX	C: PYICX	R: TYHRX	Y: TYHYX

Schedule of Investments  |  7/31/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 97.6%
	Senior Secured Floating Rate Loan Interests — 2.7% of Net Assets*(a)
	Airlines — 0.3%
1,585,000	LATAM Airlines Group SA, Tranche A Facility, 9.666% (Term SOFR + 750 bps), 8/8/22	$ 1,588,962
	Total Airlines	$1,588,962
	Auto Parts & Equipment — 0.4%
2,301,258	First Brands Group LLC, First Lien 2021 Term Loan, 8.368% (Term SOFR + 500 bps), 3/30/27	$ 2,201,729
	Total Auto Parts & Equipment	$2,201,729
	Human Resources — 0.3%
1,678,667	Team Health Holdings, Inc., Extended Term Loan, 7.577% (Term SOFR + 525 bps), 3/2/27	$ 1,376,507
	Total Human Resources	$1,376,507
	Medical-Hospitals — 0.1%
414,750	Surgery Center Holdings, Inc., 2021 New Term Loan, 5.63% (LIBOR + 375 bps), 8/31/26	$ 399,586
	Total Medical-Hospitals	$399,586
	Metal Processors & Fabrication — 0.3%
1,776,575	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 4.796% (LIBOR + 400 bps), 10/12/28	$ 1,665,539
	Total Metal Processors & Fabrication	$1,665,539
	Oil-Field Services — 1.3%
6,590,545	ProFrac Holdings II, LLC, Term Loan, 10.007% (Term SOFR + 850 bps), 3/4/25	$ 6,417,543
	Total Oil-Field Services	$6,417,543
	Total Senior Secured Floating Rate Loan Interests (Cost $14,072,226)	$13,649,866

Shares
	Common Stocks — 0.4% of Net Assets
	Airlines — 0.2%
90,545	Grupo Aeromexico SAB de CV	$ 879,444
	Total Airlines	$879,444
1Pioneer High Yield Fund |  | 7/31/22

Shares		Value
	Oil, Gas & Consumable Fuels — 0.2%†
23(b)	Amplify Energy Corp.	$ 158
6,967,063(b)	Ascent CNR Corp., Class A	1,045,059
	Total Oil, Gas & Consumable Fuels	$1,045,217
	Total Common Stocks (Cost $1,645,596)	$1,924,661

Principal Amount USD ($)
	Collateralized Mortgage Obligations—0.0%† of Net Assets
179,595	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	$ 127,771
	Total Collateralized Mortgage Obligations (Cost $175,962)	$127,771

	Commercial Mortgage-Backed Security—0.1% of Net Assets
900,000(a)	Med Trust, Series 2021-MDLN, Class G, 7.25% (1 Month USD LIBOR + 525 bps), 11/15/38 (144A)	$ 841,530
	Total Commercial Mortgage-Backed Security (Cost $900,000)	$841,530

	Convertible Corporate Bonds — 3.6% of Net Assets
	Airlines — 0.8%
1,437,000	Air Canada, 4.00%, 7/1/25	$ 1,630,684
2,986,000	Spirit Airlines, Inc., 1.00%, 5/15/26	2,685,907
	Total Airlines	$4,316,591
	Biotechnology — 0.4%
730,000	Insmed, Inc., 0.75%, 6/1/28	$ 647,875
1,244,000	Insmed, Inc., 1.75%, 1/15/25	1,187,398
	Total Biotechnology	$1,835,273
	Commercial Services — 0.0%†
50	Macquarie Infrastructure Holdings LLC, 2.00%, 10/1/23	$ 49
	Total Commercial Services	$49
	Energy-Alternate Sources — 0.4%
1,619,000(c)	Enphase Energy, Inc., 3/1/28	$ 1,997,846
	Total Energy-Alternate Sources	$1,997,846
Pioneer High Yield Fund |  | 7/31/222

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Entertainment — 0.6%
3,212,000(c)	DraftKings Holdings, Inc., 3/15/28	$ 1,930,412
1,369,000	IMAX Corp., 0.50%, 4/1/26	1,212,250
	Total Entertainment	$3,142,662
	Internet — 0.0%†
210,000	Perficient, Inc., 0.125%, 11/15/26 (144A)	$ 178,710
	Total Internet	$178,710
	Pharmaceuticals — 0.6%
2,035,000	Revance Therapeutics, Inc., 1.75%, 2/15/27	$ 1,711,944
2,122,000	Tricida, Inc., 3.50%, 5/15/27	1,095,721
	Total Pharmaceuticals	$2,807,665
	REITs — 0.2%
971,000	Summit Hotel Properties, Inc., 1.50%, 2/15/26	$ 846,227
	Total REITs	$846,227
	Software — 0.6%
1,100,000	Bentley Systems, Inc., 0.375%, 7/1/27	$ 903,100
855,000	Jamf Holding Corp., 0.125%, 9/1/26 (144A)	723,758
1,450,000	Verint Systems, Inc., 0.25%, 4/15/26	1,369,525
	Total Software	$2,996,383
	Total Convertible Corporate Bonds (Cost $20,708,254)	$18,121,406

	Corporate Bonds — 85.6% of Net Assets
	Advertising — 2.1%
300,000	Clear Channel International BV, 6.625%, 8/1/25 (144A)	$ 297,150
2,400,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	1,932,000
1,430,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	1,150,178
1,080,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29 (144A)	923,055
975,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (144A)	965,435
3,915,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	3,278,734
2,512,000	Summer BC Bidco B LLC, 5.50%, 10/31/26 (144A)	2,175,558
	Total Advertising	$10,722,110
	Aerospace & Defense — 0.9%
1,545,000	Bombardier, Inc., 7.125%, 6/15/26 (144A)	$ 1,434,378
3,410,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	3,154,250
	Total Aerospace & Defense	$4,588,628
3Pioneer High Yield Fund |  | 7/31/22

Principal Amount USD ($)		Value
	Airlines — 0.4%
630,000	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	$ 519,131
955,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26 (144A)	939,233
795,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, 4/20/29 (144A)	761,213
	Total Airlines	$2,219,577
	Auto Manufacturers — 3.2%
950,000	Ford Motor Credit Co. LLC, 2.70%, 8/10/26	$ 863,313
1,900,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	1,611,504
3,399,000	Ford Motor Credit Co. LLC, 4.00%, 11/13/30	3,004,438
3,110,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	2,950,457
1,635,000	Ford Motor Credit Co. LLC, 4.542%, 8/1/26	1,590,037
200,000	Ford Motor Credit Co. LLC, 4.95%, 5/28/27	196,500
1,825,000	Ford Motor Credit Co. LLC, 5.113%, 5/3/29	1,774,247
4,221,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	4,118,556
	Total Auto Manufacturers	$16,109,052
	Auto Parts & Equipment — 0.6%
3,198,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	$ 2,869,885
	Total Auto Parts & Equipment	$2,869,885
	Banks — 0.5%
250,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	$ 191,790
1,896,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	1,696,920
736,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	658,720
	Total Banks	$2,547,430
	Biotechnology — 0.5%
3,040,000	Grifols Escrow Issuer SA, 4.75%, 10/15/28 (144A)	$ 2,694,261
	Total Biotechnology	$2,694,261
	Building Materials — 2.1%
2,461,000	Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	$ 2,106,062
270,000	Builders FirstSource, Inc., 5.00%, 3/1/30 (144A)	250,055
1,500,000	Builders FirstSource, Inc., 6.375%, 6/15/32 (144A)	1,489,956
3,035,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	2,033,450
2,944,000	CP Atlas Buyer, Inc., 7.00%, 12/1/28 (144A)	2,318,400
1,217,000	Koppers, Inc., 6.00%, 2/15/25 (144A)	1,159,473
1,435,000	Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 4/15/30 (144A)	1,170,129
	Total Building Materials	$10,527,525
Pioneer High Yield Fund |  | 7/31/224

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Chemicals — 2.5%
1,521,000	LSF11 A5 HoldCo LLC, 6.625%, 10/15/29 (144A)	$ 1,304,121
3,858,000	Mativ, Inc., 6.875%, 10/1/26 (144A)	3,394,654
2,819,000	Olin Corp., 5.00%, 2/1/30	2,614,622
1,445,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	1,208,836
2,880,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	2,008,800
2,505,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	2,159,366
	Total Chemicals	$12,690,399
	Commercial Services — 5.3%
590,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29 (144A)	$ 453,563
1,410,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	1,366,248
1,025,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	910,097
1,924,000	APX Group, Inc., 5.75%, 7/15/29 (144A)	1,604,766
1,710,000	APX Group, Inc., 6.75%, 2/15/27 (144A)	1,693,762
2,030,000	Brink's Co., 5.50%, 7/15/25 (144A)	2,049,579
2,855,000	CoreLogic, Inc., 4.50%, 5/1/28 (144A)	2,201,919
295,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	266,134
3,008,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	2,832,434
1,155,000	HealthEquity, Inc., 4.50%, 10/1/29 (144A)	1,075,698
1,470,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	1,275,225
2,755,000	PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (144A)	2,210,887
975,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24 (144A)	973,781
1,870,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	1,900,425
4,165,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	3,817,972
2,279,000	Sotheby's, 7.375%, 10/15/27 (144A)	2,192,941
	Total Commercial Services	$26,825,431
	Computers — 1.0%
330,000	Diebold Nixdorf, Inc., 8.50%, 4/15/24	$ 158,492
2,605,000	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	2,025,388
1,435,000	KBR, Inc., 4.75%, 9/30/28 (144A)	1,295,088
1,275,000	NCR Corp., 5.00%, 10/1/28 (144A)	1,212,796
635,000	NCR Corp., 5.25%, 10/1/30 (144A)	612,667
	Total Computers	$5,304,431
5Pioneer High Yield Fund |  | 7/31/22

Principal Amount USD ($)		Value
	Cosmetics/Personal Care — 0.6%
3,080,000	Edgewell Personal Care Co., 5.50%, 6/1/28 (144A)	$ 3,020,094
	Total Cosmetics/Personal Care	$3,020,094
	Diversified Financial Services — 4.0%
3,302,050(d)	Avation Capital SA, 8.25% (9.00% PIK or 8.25% Cash), 10/31/26 (144A)	$ 2,484,324
2,360,000	Bread Financial Holdings, Inc., 4.75%, 12/15/24 (144A)	2,183,000
3,425,466(d)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	2,637,609
3,538,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	3,188,622
1,628,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	1,396,987
2,885,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	2,510,469
5,505,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 6.375%, 2/1/30 (144A)	4,792,213
1,035,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 7.875%, 5/1/27 (144A)	951,631
	Total Diversified Financial Services	$20,144,855
	Electric — 2.3%
875,000	Calpine Corp., 4.625%, 2/1/29 (144A)	$ 786,853
561,000	Calpine Corp., 5.25%, 6/1/26 (144A)	565,931
1,640,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	1,436,024
850,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	724,023
1,437,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (144A)	1,193,533
915,000	NRG Energy, Inc., 3.375%, 2/15/29 (144A)	789,187
2,675,000	NRG Energy, Inc., 3.875%, 2/15/32 (144A)	2,286,403
141,546	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	136,945
1,075,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	999,395
2,852,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	2,861,155
	Total Electric	$11,779,449
	Electrical Components & Equipments — 0.8%
1,800,000	Energizer Holdings, Inc., 4.75%, 6/15/28 (144A)	$ 1,528,938
985,000	Energizer Holdings, Inc., 6.50%, 12/31/27 (144A)	912,352
1,390,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	1,436,704
	Total Electrical Components & Equipments	$3,877,994
Pioneer High Yield Fund |  | 7/31/226

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electronics — 0.9%
2,034,000	Atkore, Inc., 4.25%, 6/1/31 (144A)	$ 1,769,580
1,665,000	II-VI, Inc., 5.00%, 12/15/29 (144A)	1,585,912
795,000	Sensata Technologies, Inc., 3.75%, 2/15/31 (144A)	690,764
615,000	TTM Technologies, Inc., 4.00%, 3/1/29 (144A)	543,392
	Total Electronics	$4,589,648
	Engineering & Construction — 1.9%
5,175,000	Artera Services LLC, 9.033%, 12/4/25 (144A)	$ 4,204,687
2,850,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26 (144A)	2,552,206
1,895,000	Promontoria Holding 264 BV, 7.875%, 3/1/27 (144A)	1,732,718
1,450,000	TopBuild Corp., 4.125%, 2/15/32 (144A)	1,261,643
	Total Engineering & Construction	$9,751,254
	Entertainment — 1.8%
2,030,000	Lions Gate Capital Holdings LLC, 5.50%, 4/15/29 (144A)	$ 1,652,490
3,110,000	Mohegan Gaming & Entertainment, 8.00%, 2/1/26 (144A)	2,783,450
754,000	Penn Entertainment, Inc., 4.125%, 7/1/29 (144A)	627,479
1,115,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/1/30 (144A)	1,000,712
3,230,000	SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29 (144A)	2,895,695
	Total Entertainment	$8,959,826
	Environmental Control — 0.9%
875,000	GFL Environmental, Inc., 4.00%, 8/1/28 (144A)	$ 789,408
2,505,000	GFL Environmental, Inc., 4.375%, 8/15/29 (144A)	2,235,712
1,337,000	Tervita Corp., 11.00%, 12/1/25 (144A)	1,453,988
	Total Environmental Control	$4,479,108
	Food — 1.4%
3,595,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	$ 3,198,845
1,239,000	Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29 (144A)	1,131,158
885,000	US Foods, Inc., 4.625%, 6/1/30 (144A)	810,881
1,835,000	US Foods, Inc., 4.75%, 2/15/29 (144A)	1,712,853
	Total Food	$6,853,737
	Forest Products & Paper — 1.5%
1,318,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$ 1,182,391
7Pioneer High Yield Fund |  | 7/31/22

Principal Amount USD ($)		Value
	Forest Products & Paper — (continued)
1,535,000	Glatfelter Corp., 4.75%, 11/15/29 (144A)	$ 1,045,719
2,772,000	Mercer International, Inc., 5.125%, 2/1/29	2,595,285
3,180,000	Sylvamo Corp., 7.00%, 9/1/29 (144A)	2,937,729
	Total Forest Products & Paper	$7,761,124
	Healthcare-Products — 0.6%
2,330,000	Medline Borrower LP, 3.875%, 4/1/29 (144A)	$ 2,105,738
1,020,000	Medline Borrower LP, 5.25%, 10/1/29 (144A)	921,825
	Total Healthcare-Products	$3,027,563
	Healthcare-Services — 2.1%
1,060,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	$ 817,896
1,960,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	1,723,742
3,478,000	Surgery Center Holdings, Inc., 10.00%, 4/15/27 (144A)	3,539,317
1,070,000	Tenet Healthcare Corp., 6.125%, 6/15/30 (144A)	1,080,828
2,480,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	2,306,400
2,287,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	1,052,020
	Total Healthcare-Services	$10,520,203
	Home Builders — 1.3%
3,790,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	$ 3,621,976
1,525,000	KB Home, 4.00%, 6/15/31	1,284,538
1,865,000	M/I Homes, Inc., 3.95%, 2/15/30	1,547,690
	Total Home Builders	$6,454,204
	Household Products/Wares — 0.2%
1,360,000	Spectrum Brands, Inc., 5.50%, 7/15/30 (144A)	$ 1,225,184
	Total Household Products/Wares	$1,225,184
	Housewares — 0.3%
2,105,000	Scotts Miracle-Gro Co., 4.00%, 4/1/31	$ 1,736,625
	Total Housewares	$1,736,625
	Internet — 1.5%
2,715,000	Cogent Communications Group, Inc., 7.00%, 6/15/27 (144A)	$ 2,725,447
2,161,000	Netflix, Inc., 5.375%, 11/15/29 (144A)	2,170,627
2,605,000	Twitter, Inc., 5.00%, 3/1/30 (144A)	2,514,514
	Total Internet	$7,410,588
	Iron & Steel — 2.6%
1,474,000	Carpenter Technology Corp., 6.375%, 7/15/28	$ 1,369,919
2,715,000	Carpenter Technology Corp., 7.625%, 3/15/30	2,472,035
Pioneer High Yield Fund |  | 7/31/228

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Iron & Steel — (continued)
3,704,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	$ 3,815,120
1,255,000	Commercial Metals Co., 4.375%, 3/15/32	1,075,703
1,185,000	Mineral Resources, Ltd., 8.00%, 11/1/27 (144A)	1,203,990
1,255,000	Mineral Resources, Ltd., 8.50%, 5/1/30 (144A)	1,270,687
2,985,000	TMS International Corp., 6.25%, 4/15/29 (144A)	1,989,804
	Total Iron & Steel	$13,197,258
	Leisure Time — 1.9%
500,000	Carnival Corp., 10.50%, 2/1/26 (144A)	$ 525,010
2,130,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	1,737,164
875,000	NCL Corp., Ltd., 7.75%, 2/15/29 (144A)	701,400
585,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	452,223
2,250,000	Royal Caribbean Cruises, Ltd., 9.125%, 6/15/23 (144A)	2,283,997
709,000	Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25 (144A)	759,474
2,978,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	2,423,526
1,165,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	1,006,158
	Total Leisure Time	$9,888,952
	Lodging — 0.6%
2,084,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	$ 1,843,975
1,270,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	1,291,609
	Total Lodging	$3,135,584
	Media — 3.1%
1,140,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 963,300
2,290,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28 (144A)	2,209,850
2,869,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27 (144A)	2,810,042
200,000	CSC Holdings LLC, 5.00%, 11/15/31 (144A)	150,488
2,000,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	1,900,000
2,672,000	CSC Holdings LLC, 7.50%, 4/1/28 (144A)	2,451,560
3,331,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	2,798,040
665,000	News Corp., 5.125%, 2/15/32 (144A)	635,075
85,000	Univision Communications, Inc., 7.375%, 6/30/30 (144A)	86,072
1,695,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	1,511,618
	Total Media	$15,516,045
9Pioneer High Yield Fund |  | 7/31/22

Principal Amount USD ($)		Value
	Metal Fabricate/Hardware — 0.2%
1,230,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$ 980,925
	Total Metal Fabricate/Hardware	$980,925
	Mining — 2.1%
1,856,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 1,245,840
3,843,000	Eldorado Gold Corp., 6.25%, 9/1/29 (144A)	3,065,407
625,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	603,042
1,680,000	First Quantum Minerals, Ltd., 6.875%, 10/15/27 (144A)	1,600,200
2,065,000	FMG Resources August 2006 Pty, Ltd., 6.125%, 4/15/32 (144A)	1,962,782
2,503,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	1,451,490
900,000	Novelis Corp., 3.875%, 8/15/31 (144A)	769,500
	Total Mining	$10,698,261
	Oil & Gas — 11.3%
2,066,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$ 2,135,314
1,770,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/29 (144A)	1,554,874
5,445,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	5,547,094
4,307,000	Energean Plc, 6.50%, 4/30/27 (144A)	3,791,056
2,740,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	2,496,578
850,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30 (144A)	771,375
850,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32 (144A)	765,554
2,558,000	International Petroleum Corp., 7.25%, 2/1/27 (144A)	2,404,520
1,365,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	1,153,862
2,535,000	MEG Energy Corp., 5.875%, 2/1/29 (144A)	2,408,250
1,245,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	1,290,380
470,000	Nabors Industries, Inc., 7.375%, 5/15/27 (144A)	465,300
1,739,000	Nabors Industries, Ltd., 7.50%, 1/15/28 (144A)	1,512,756
3,259,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	3,149,498
3,320,000	Occidental Petroleum Corp., 4.40%, 4/15/46	2,821,644
665,000	Occidental Petroleum Corp., 5.50%, 12/1/25	680,076
2,790,000	Parkland Corp., 4.625%, 5/1/30 (144A)	2,496,492
608,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	544,575
1,755,000	Range Resources Corp., 4.75%, 2/15/30 (144A)	1,676,025
1,628,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	1,269,840
1,635,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	1,610,475
2,988,000	Southwestern Energy Co., 5.375%, 3/15/30	2,939,998
3,226,000	Strathcona Resources, Ltd., 6.875%, 8/1/26 (144A)	2,961,468
Pioneer High Yield Fund |  | 7/31/2210

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
1,885,000	Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	$ 1,653,183
3,335,000	Tap Rock Resources LLC, 7.00%, 10/1/26 (144A)	3,151,575
1,494,691	Transocean Sentry, Ltd., 5.375%, 5/15/23 (144A)	1,423,693
2,240,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	2,097,200
2,560,000	Vermilion Energy, Inc., 6.875%, 5/1/30 (144A)	2,470,093
	Total Oil & Gas	$57,242,748
	Oil & Gas Services — 0.3%
1,448,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	$ 1,382,599
	Total Oil & Gas Services	$1,382,599
	Packaging & Containers — 1.0%
3,835,000	OI European Group BV, 4.75%, 2/15/30 (144A)	$ 3,216,510
1,810,000	Sealed Air Corp., 5.00%, 4/15/29 (144A)	1,791,900
	Total Packaging & Containers	$5,008,410
	Pharmaceuticals — 2.5%
1,420,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$ 1,302,481
2,087,000	Bausch Health Americas, Inc., 8.50%, 1/31/27 (144A)	1,318,149
3,300,000	Owens & Minor, Inc., 6.625%, 4/1/30 (144A)	3,300,528
1,700,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	1,139,000
1,746,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	1,406,979
2,937,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	2,878,260
778,000	Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/27	745,908
778,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	713,753
	Total Pharmaceuticals	$12,805,058
	Pipelines — 4.8%
3,340,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31 (144A)	$ 3,165,351
3,400,000	DCP Midstream Operating LP, 5.60%, 4/1/44	2,942,255
2,606,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	2,482,215
1,215,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	1,108,688
3,520,000(e)(f)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	3,168,000
68,000	EnLink Midstream LLC, 5.375%, 6/1/29	64,571
1,375,000	EnLink Midstream Partners LP, 4.15%, 6/1/25	1,351,900
11Pioneer High Yield Fund |  | 7/31/22

Principal Amount USD ($)		Value
	Pipelines — (continued)
685,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	$ 505,016
1,313,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	1,021,242
1,295,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	1,269,100
2,195,000	Golar LNG, Ltd., 7.00%, 10/20/25 (144A)	2,030,375
4,126,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	3,941,650
500,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33 (144A)	434,070
875,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/31 (144A)	806,654
	Total Pipelines	$24,291,087
	Real Estate — 0.9%
2,470,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 2,122,767
3,140,000	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.25%, 4/15/30 (144A)	2,504,464
	Total Real Estate	$4,627,231
	REITs — 1.9%
2,725,000	HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26 (144A)	$ 2,400,575
3,190,000	iStar, Inc., 4.75%, 10/1/24	3,146,138
611,000	Starwood Property Trust, Inc., 3.75%, 12/31/24 (144A)	589,288
2,890,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	2,063,677
2,090,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	1,608,903
	Total REITs	$9,808,581
	Retail — 3.4%
2,660,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$ 2,646,700
1,765,000	Asbury Automotive Group, Inc., 4.625%, 11/15/29 (144A)	1,557,824
905,000	Bath & Body Works, Inc., 6.625%, 10/1/30 (144A)	863,607
1,845,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	1,632,825
845,000	Gap, Inc., 3.625%, 10/1/29 (144A)	619,765
465,000	Gap, Inc., 3.875%, 10/1/31 (144A)	336,846
275,000	GYP Holdings III Corp., 4.625%, 5/1/29 (144A)	222,750
865,000	Ken Garff Automotive LLC, 4.875%, 9/15/28 (144A)	713,395
3,775,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	3,225,727
995,000	Macy's Retail Holdings LLC, 5.875%, 4/1/29 (144A)	873,894
Pioneer High Yield Fund |  | 7/31/2212

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Retail — (continued)
2,866,000	Party City Holdings, Inc., 8.75%, 2/15/26 (144A)	$ 1,735,526
675,000	SRS Distribution, Inc., 4.625%, 7/1/28 (144A)	631,058
450,000	SRS Distribution, Inc., 6.125%, 7/1/29 (144A)	404,730
1,834,000	Staples, Inc., 7.50%, 4/15/26 (144A)	1,623,090
	Total Retail	$17,087,737
	Software — 0.8%
4,360,000	Minerva Merger Sub, Inc., 6.50%, 2/15/30 (144A)	$ 3,945,800
	Total Software	$3,945,800
	Telecommunications — 4.9%
4,507,000	Altice France Holding SA, 6.00%, 2/15/28 (144A)	$ 3,479,088
465,000	Altice France SA, 5.125%, 1/15/29 (144A)	393,897
2,180,000	Altice France SA, 5.125%, 7/15/29 (144A)	1,865,753
1,510,000	CommScope Technologies LLC, 5.00%, 3/15/27 (144A)	1,241,499
2,210,000	CommScope, Inc., 4.75%, 9/1/29 (144A)	1,921,551
1,081,000	CommScope, Inc., 8.25%, 3/1/27 (144A)	940,470
2,492,000	GoTo Group, Inc., 5.50%, 9/1/27 (144A)	1,818,612
40,000	Level 3 Financing, Inc., 3.75%, 7/15/29 (144A)	33,100
3,168,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	2,895,679
800,000	Lumen Technologies, Inc., 4.00%, 2/15/27 (144A)	736,016
3,270,000	Lumen Technologies, Inc., 4.50%, 1/15/29 (144A)	2,591,475
2,395,000	Maxar Technologies, Inc., 7.75%, 6/15/27 (144A)	2,451,378
2,120,000	Plantronics, Inc., 4.75%, 3/1/29 (144A)	2,135,900
2,685,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	2,404,149
	Total Telecommunications	$24,908,567
	Transportation — 1.9%
2,891,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 2,013,996
2,009,000	Danaos Corp., 8.50%, 3/1/28 (144A)	2,008,101
2,600,000	Seaspan Corp., 6.50%, 4/29/26 (144A)	2,483,000
3,590,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	3,355,717
	Total Transportation	$9,860,814
	Trucking & Leasing — 0.2%
1,205,000	Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/27 (144A)	$ 1,216,580
	Total Trucking & Leasing	$1,216,580
	Total Corporate Bonds (Cost $485,320,627)	$434,292,422

13Pioneer High Yield Fund |  | 7/31/22

Shares		Value
	Convertible Preferred Stock — 0.4% of Net Assets
	Banks — 0.4%
1,561(e)	Wells Fargo & Co., 7.50%	$ 1,980,909
	Total Banks	$1,980,909
	Total Convertible Preferred Stock (Cost $1,767,833)	$1,980,909

	Rights/Warrants — 0.0%† of Net Assets
	Aerospace & Defense — 0.0%†
56,875(b)(g)^	Avation Plc, 1/1/59	$ —
	Total Aerospace & Defense	$—
	Health Care Providers & Services — 0.0%†
2,136(b)(h)^	Option Care Health, Inc., 6/30/25	$ 9,292
2,136(b)(i)^	Option Care Health, Inc., 6/30/25	7,882
	Total Health Care Providers & Services	$17,174
	Metals & Mining — 0.0%†
4,728,525(j)	ANR, Inc., 3/31/23	$ 28,371
	Total Metals & Mining	$28,371
	Rights/Warrants (Cost $—)	$45,545

Principal Amount USD ($)
	Insurance-Linked Securities — 0.3% of Net Assets#
	Event Linked Bonds — 0.0%†
	Multiperil – U.S. — 0.0%†
750,000(a)	Caelus Re V, 2.571%, (1 Month U.S. Treasury Bill + 10 bps), 6/5/24 (144A)	$ 66
450,000(a)	Caelus Re V, 2.571%, (3 Month U.S. Treasury Bill + 10 bps), 6/9/25 (144A)	45
		$111
	Total Event Linked Bonds	$111
Face Amount USD ($)
Collateralized Reinsurance — 0.1%
Multiperil – Worldwide — 0.0%†
1,000,000(b)(k)+	Cypress Re 2017, 1/31/23	$ 100
Pioneer High Yield Fund |  | 7/31/2214

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
555,123(b)(k)+	Dartmouth Re 2018, 1/31/23	$ 99,269
39,000(c)(k)+	Limestone Re, 3/1/23 (144A)	—
333,342(b)(k)+	Oyster Bay Re 2018, 1/31/23	41,039
		$140,408
	Windstorm – Florida — 0.1%
400,000(b)(k)+	Formby Re 2018, 2/28/23	$ 35,804
750,000(b)(k)+	Portrush Re 2017, 6/15/23	478,575
		$514,379
	Windstorm – U.S. Regional — 0.0%†
500,000(b)(k)+	Oakmont Re 2017, 4/30/23	$ 14,700
	Total Collateralized Reinsurance	$669,487
	Reinsurance Sidecars — 0.2%
	Multiperil – U.S. — 0.0%†
1,400,000(b)(l)+	Harambee Re 2018, 12/31/22	$ —
973,488(b)(l)+	Harambee Re 2019, 12/31/22	487
		$487
	Multiperil – Worldwide — 0.2%
8,504(l)+	Alturas Re 2019-2, 3/10/23	$ 2,883
1,000,000(b)(k)+	Bantry Re 2016, 3/31/23	60,450
400,000(b)(k)+	Bantry Re 2019, 12/31/22	13,585
2,152,482(b)(k)+	Berwick Re 2018-1, 12/31/22	166,387
1,067,182(b)(k)+	Berwick Re 2019-1, 12/31/22	127,528
7,850(c)(k)+	Eden Re II, 3/22/23 (144A)	19,961
400,000(b)(k)+	Gleneagles Re 2018, 12/31/22	47,320
411,569(b)(l)+	Lorenz Re 2019, 6/30/23	47,742
900,000(b)(k)+	Merion Re 2018-2, 12/31/22	148,950
2,000,000(b)(k)+	Pangaea Re 2016-2, 11/30/22	3,567
500,000(b)(k)+	Pangaea Re 2018-1, 12/31/22	10,527
500,000(b)(k)+	Pangaea Re 2018-3, 7/1/23	10,372
409,624(b)(k)+	Pangaea Re 2019-1, 2/1/23	8,535
367,657(b)(k)+	Pangaea Re 2019-3, 7/1/23	13,225
600,000(b)(l)+	Thopas Re 2019, 12/31/22	960
450,000(k)+	Versutus Re 2018, 12/31/22	495
397,146(k)+	Versutus Re 2019-A, 12/31/22	1,708
52,853(k)+	Versutus Re 2019-B, 12/31/22	158
300,000(b)(l)+	Viribus Re 2018, 12/31/22	—
127,384(b)(l)+	Viribus Re 2019, 12/31/22	1,146
15Pioneer High Yield Fund |  | 7/31/22

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
405,831(b)(k)+	Woburn Re 2018, 12/31/22	$ 21,340
419,863(b)(k)+	Woburn Re 2019, 12/31/22	89,535
		$796,374
	Total Reinsurance Sidecars	$796,861
	Total Insurance-Linked Securities (Cost $3,225,493)	$1,466,459

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 3.6% of Net Assets
18,390,000(c)	U.S. Treasury Bills, 8/4/22	$ 18,387,096
	Total U.S. Government and Agency Obligations (Cost $18,388,054)	$18,387,096

Shares
	SHORT TERM INVESTMENTS — 0.9% of Net Assets
	Open-End Fund — 0.9%
4,602,849(m)	Dreyfus Government Cash Management, Institutional Shares, 1.83%	$ 4,602,849
		$4,602,849
	TOTAL SHORT TERM INVESTMENTS (Cost $4,602,849)	$4,602,849
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 97.6% (Cost $550,806,894)	$495,440,514
	OTHER ASSETS AND LIABILITIES — 2.4%	$12,082,881
	net assets — 100.0%	$507,523,395

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
Pioneer High Yield Fund |  | 7/31/2216

Schedule of Investments  |  7/31/22
(unaudited) (continued)
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2022, the value of these securities amounted to $372,328,201, or 73.4% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2022.
(b)	Non-income producing security.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2022.
(g)	Avation Plc, 1/1/59 warrants are exercisable into 56,875 shares.
(h)	Option Care Health, Inc., 6/30/25 warrants are exercisable into 2,136 shares.
(i)	Option Care Health, Inc., 6/30/25 warrants are exercisable into 2,136 shares.
(j)	ANR, Inc., 3/31/23 warrants are exercisable into 4,728,525 shares.
(k)	Issued as participation notes.
(l)	Issued as preference shares.
(m)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2022.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2022.
†	Amount rounds to less than 0.1%.
^	Security is valued using fair value methods (other than prices supplied by independent pricing services or broker dealers).
+	Security that used signiﬁcant unobservable inputs to determine its value.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2019-2	12/19/2018	$8,504	$2,883
Bantry Re 2016	2/6/2019	60,450	60,450
Bantry Re 2019	2/1/2019	—	13,585
Berwick Re 2018-1	1/10/2018	314,406	166,387
Berwick Re 2019-1	12/31/2018	127,519	127,528
Caelus Re V	4/27/2017	750,000	66
Caelus Re V	5/4/2018	450,000	45
Cypress Re 2017	1/24/2017	3,361	100
Dartmouth Re 2018	1/18/2018	207,702	99,269
Eden Re II	1/22/2019	921	19,961
17Pioneer High Yield Fund |  | 7/31/22

Restricted Securities	Acquisition date	Cost	Value
Formby Re 2018	7/9/2018	$24,237	$35,804
Gleneagles Re 2018	12/27/2017	32,109	47,320
Harambee Re 2018	12/19/2017	29,723	—
Harambee Re 2019	4/24/2019	—	487
Limestone Re	6/20/2018	287	—
Lorenz Re 2019	7/10/2019	129,052	47,742
Merion Re 2018-2	12/28/2017	37,037	148,950
Oakmont Re 2017	5/10/2017	—	14,700
Oyster Bay Re 2018	1/17/2018	36,022	41,039
Pangaea Re 2016-2	5/31/2016	—	3,567
Pangaea Re 2018-1	1/11/2018	71,503	10,527
Pangaea Re 2018-3	5/31/2018	120,430	10,372
Pangaea Re 2019-1	1/9/2019	4,301	8,535
Pangaea Re 2019-3	7/25/2019	11,030	13,225
Portrush Re 2017	6/12/2017	575,239	478,575
Thopas Re 2019	12/21/2018	—	960
Versutus Re 2018	1/31/2018	—	495
Versutus Re 2019-A	1/28/2019	—	1,708
Versutus Re 2019-B	12/24/2018	—	158
Viribus Re 2018	12/22/2017	21,475	—
Viribus Re 2019	3/25/2019	—	1,146
Woburn Re 2018	3/20/2018	135,166	21,340
Woburn Re 2019	1/30/2019	75,019	89,535
Total Restricted Securities			$1,466,459
% of Net assets			0.3%
Pioneer High Yield Fund |  | 7/31/2218

Schedule of Investments  |  7/31/22
(unaudited) (continued)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)	Market Value
73,992,600	Markit CDX North America High Yield Series 38	Pay	5.00%	6/20/27	$214,820	$(1,479,653)	$(1,264,833)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$214,820	$(1,479,653)	$(1,264,833)
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(3)	Annual Fixed Rate	Expiration Date	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)	Market Value
1,601,600	Markit CDX North America High Yield Series 33	Receive	5.00%	12/20/24	$(2,916)	$62,483	$59,567
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION					$(2,916)	$62,483	$59,567
TOTAL SWAP CONTRACTS					$211,904	$(1,417,170)	$(1,205,266)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
(3)	Receives quarterly.
19Pioneer High Yield Fund |  | 7/31/22

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$13,649,866	$—	$13,649,866
Common Stocks	1,924,661	—	—	1,924,661
Collateralized Mortgage Obligations	—	127,771	—	127,771
Commercial Mortgage-Backed Security	—	841,530	—	841,530
Convertible Corporate Bonds	—	18,121,406	—	18,121,406
Corporate Bonds	—	434,292,422	—	434,292,422
Convertible Preferred Stock	1,980,909	—	—	1,980,909
Rights/Warrants
Metals & Mining	28,371	—	—	28,371
Health Care Providers & Services	—	—	17,174	17,174
Insurance-Linked Securities
Event Linked Bonds
Multiperil – U.S.	—	111	—	111
Collateralized Reinsurance
Multiperil – Worldwide	—	—	140,408	140,408
Windstorm – Florida	—	—	514,379	514,379
Windstorm – U.S. Regional	—	—	14,700	14,700
Reinsurance Sidecars
Multiperil – U.S.	—	—	487	487
Multiperil – Worldwide	—	—	796,374	796,374
U.S. Government and Agency Obligations	—	18,387,096	—	18,387,096
Open-End Fund	4,602,849	—	—	4,602,849
Total Investments in Securities	$8,536,790	$485,420,202	$1,483,522	$495,440,514
Other Financial Instruments
Swap contracts, at value	$—	$(1,205,266)	$—	$(1,205,266)
Total Other Financial Instruments	$—	$(1,205,266)	$—	$(1,205,266)
Pioneer High Yield Fund |  | 7/31/2220

Schedule of Investments  |  7/31/22
(unaudited) (continued)
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Warrants	Insurance- Linked Securities	Total
Balance as of 10/31/21	$—	$2,159,016	$2,159,016
Realized gain (loss)	—	(786,182)	(786,182)
Changed in unrealized appreciation (depreciation)	17,174	555,690	572,864
Accrued discounts/premiums	—	(387,995)	(387,995)
Purchases	—	—	—
Sales	—	(74,181)	(74,181)
Transfers in to Level 3*	—	—	—
Transfers out of Level 3*	—	—	—
Balance as of 7/31/22	$17,174	$1,466,348	$1,483,522
*	Transfers are calculated on the beginning of period value. For the nine months ended July 31, 2022, there were no other transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2022:	$9,530
21Pioneer High Yield Fund |  | 7/31/22